Advance from Customers - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Advance from customers	$ 19,693	$ 17,690
Mountain Creek Project
Advance from customers	14,291	14,291
Sukagawa Project
Advance from customers	2,494	0
Other Projects
Advance from customers	$ 2,908	$ 3,399